CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2017 CNY (¥)	Jan. 31, 2016 CNY (¥)	Oct. 31, 2015 item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Issuance cost on IPO					¥ 339,355
Supplemental disclosure of cash flow information
Income taxes paid				$ 133,990	871,780	¥ 646,162	¥ 331,235
Interest expense paid				$ 2,408	15,668	12,986	16,392
Supplemental disclosure on non-cash investing and financing activities:
Number of entities from which workforce was acquired | item			6
Payables for repurchasing the ordinary shares					56,953
Payables for equity investment					35,000
Payables for purchase of property and equipment					¥ 710,002	¥ 574,811	¥ 68,900
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO")
Supplemental disclosure on non-cash investing and financing activities:
Interest acquired (as a percent)		40.00%
Issuance of equity consideration		¥ 30,066
Cash consideration paid		30,660
Fair value of assets acquired and liabilities assumed		¥ 85,923
COE Business
Supplemental disclosure on non-cash investing and financing activities:
Cash consideration paid	¥ 152,946
Fair value of assets acquired and liabilities assumed	¥ 79,096